Securities 1 (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 165,464	$ 167,225
Gross unrealized gains	4,827	5,427
Gross unrealized losses	(182)	(135)
Fair Value	163,121	160,401	172,517
Government Sponsored enterprise obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	7	1,007
Gross unrealized gains	2	1
Gross unrealized losses	0	0
Fair Value	9		1,008
State and municipal obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	164,629	165,348
Gross unrealized gains	4,520	5,113
Gross unrealized losses	(182)	(135)
Fair Value	168,967		170,326
Corporate obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	828	870
Gross unrealized gains	305	313
Gross unrealized losses	0	0
Fair Value	$ 1,133		$ 1,183